As filed with the Securities and Exchange Commission on November 16, 2012
Securities Act File No. 333-70423
Investment Company Act of 1940 File No. 811-09195

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Pre-Effective Amendment No. /  /
Post-Effective Amendment No. 30 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
Amendment No. 32 / X /

SA Funds - Investment Trust
(Exact Name of Registrant as Specified in Charter)

3055 Olin Avenue, Suite 2000
San Jose, California 95128
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (408) 260-3100

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	R. Darrell Mounts, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1593	1601 K Street, N.W.
200 Clarendon Street	Washington, DC 20006
Boston, Massachusetts 02116

It is proposed that this filing will become effective: (check appropriate box)

X	Immediately upon filing pursuant to paragraph (b)
On (Date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (Date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (Date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California, on the 16th day of November, 2012.

SA FUNDS - INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
* /s/ Bryan W. Brown	Trustee	November 16, 2012
Bryan W. Brown

* /s/ Harold M. Shefrin	Trustee	November 16, 2012
Harold M. Shefrin

* /s/ Charles M. Roame	Trustee	November 16, 2012
Charles M. Roame

/s/ Alexander B. Potts	President and	November 16, 2012
Alexander B. Potts	Chief Executive Officer

/s/ Michael Clinton	Treasurer and Chief	November 16, 2012
Michael Clinton	Financial and Accounting Officer

*By:	/s/ Christopher Stanley
Christopher Stanley
As Attorney-in-Fact for each Trustee

*signed pursuant to power of attorney.

SIGNATURES

     As it relates to the SA International Small Company Fund only, DFA Investment Dimensions Group Inc. consents to the filing of this amendment to the Registration Statement of SA Funds – Investment Trust, which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and the State of California on the 16th day of November, 2012.

DFA Investment Dimensions Group Inc.

By:	/s/David G. Booth*
David G. Booth
President

     The undersigned Directors and Principal Officers of DFA Investment Dimensions Group Inc. consent to the filing of this amendment to the Registration Statement of SA Funds – Investment Trust as it relates to the SA International Small Company Fund only, on the date indicated.

Signature	Title	Date
/s/David G. Booth*	President, Director, Chairman and	November 16, 2012
David G. Booth	Co-Chief Executive Officer

/s/David R. Martin*	Chief Financial Officer, Treasurer and	November 16, 2012
David R. Martin	Vice President

/s/George M. Constantinides*	Director	November 16, 2012
George M. Constantinides

/s/John P. Gould*	Director	November 16, 2012
John P. Gould

/s/Roger G. Ibbotson*	Director	November 16, 2012
Roger G. Ibbotson

/s/Edward P. Lazear*	Director	November 16, 2012
Edward P. Lazear

/s/Eduardo A. Repetto*	Director, Co-Chief Executive Officer	November 16, 2012
Eduardo A. Repetto	and Chief Investment Officer

/s/Myron S. Scholes*	Director	November 16, 2012
Myron S. Scholes

/s/Abbie J. Smith*	Director	November 16, 2012
Abbie J. Smith

*By:	/s/Jeff J. Jeon
Jeff J. Jeon, Attorney-in-Fact
(Pursuant to a Power-of-Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase